Financing Transactions, Line of Credit and Note Payable	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Financing Transactions, Line of Credit and Note Payable

(3) Financing Transactions, Line of Credit and Note Payable

Financing Transactions

On May 16, 2012, the Company entered into a $100,000 term loan facility with Goldman Sachs Bank USA as administrative agent for a syndicate of lenders (the “Term Loan Facility”). The Company used the net proceeds from the Term Loan Facility and cash on hand to pay a dividend on its common and preferred stock (note 5), totaling $99,451. On the same day, the Company amended and restated its existing senior secured Revolving Credit Facility with Wells Fargo Bank, National Association, which is defined below under “—Line of Credit.” The Company refers to the Term Loan Facility, the Revolving Credit Facility and related transactions as the “Financing Transactions.”

The Term Loan Facility provided for a term loan of $100,000 and matures on the earlier of (i) May 16, 2015 and (ii) the date on which such facility is accelerated following the occurrence of an event of default. The Term Loan Facility provides for interest on borrowings, at the option of the Company, at an alternate base rate which is the greater of (i) the administrative agent’s prime rate in effect on such day and (ii) the federal funds effective rate in effect on such day plus 0.50% with a 2.00% floor, plus a margin of 3.25%, or a London Interbank Offer Rate (“LIBOR”) based rate with a 1.00% floor plus a margin of 4.25%. The credit agreement for the Term Loan Facility includes a maximum consolidated net leverage ratio financial covenant, the calculation of which allows the Company to net up to $10,000 of its cash and cash equivalents against its indebtedness. The Company’s leverage ratio must not exceed 3.25x for the testing periods in calendar year 2012, 2.75x to 2.50x for the testing periods in calendar year 2013, 2.00x for the testing periods in calendar year 2014 and 1.75x thereafter.

The credit agreement for the Term Loan Facility also includes customary negative and affirmative covenants including, among others, limitations on the Company’s ability to: (i) incur additional debt; (ii) create liens; (iii) make certain investments, loans and advances; (iv) sell assets; (v) pay dividends or make distributions or other restricted payments; (vi) engage in mergers or consolidations; or (vii) change its business.

The Term Loan Facility is subject to repayment upon the receipt of certain proceeds, including those from the sale of certain assets, insurance proceeds and indebtedness not otherwise permitted. The Term Loan Facility was also subject to repayment of $50,000 upon the receipt of proceeds from the Company’s initial public offering (the “IPO”). The Company closed its IPO on July 24, 2012. On July 27, 2012, the Company repaid $65,250 of principal on the Term Loan Facility and $683 of interest. On October 26, 2012, the Company repaid $250 of principal on the Term Loan Facility. As of October 27, 2012, the balance outstanding under the Term Loan Facility was $34,500, bearing interest at a rate of 5.25%. Pursuant to the terms of the Term Loan Facility, due to the repayment of $65,250 of principal under the Term Loan Facility in July, the Company is no longer required to make minimum quarterly payments and the unpaid balance will be due upon maturity. In connection with the Term Loan Facility, the Company incurred deferred financing costs of $2,701 which are being amortized over the term of the Term Loan Facility. The amortization is included in interest expense, net, in the statements of operations. In connection with the repayment in July 2012, $1,594 of the deferred financing costs were written off and included in loss on debt extinguishment in the statements of operations. The remaining deferred financing costs, net of amortization, are included in other assets in the balance sheet at October 27, 2012.

Amounts under the credit agreement for the Term Loan Facility may become due upon certain events of default including, among others, failure to comply with the credit agreement’s covenants, bankruptcy, default on certain other indebtedness or a change in control. The default rate under the Term Loan Facility is 2.00% per annum.

All obligations under the Term Loan Facility are secured by substantially all of the Company’s assets.

As of October 27, 2012, the Company was in compliance with the financial covenant and other covenants applicable to it under the Term Loan Facility.

Line of Credit

On August 18, 2006, the Company entered into a loan and security agreement (the “Loan and Security Agreement”) with a bank that included a revolving line of credit with advances tied to a borrowing base. The Loan and Security Agreement has been amended and/or restated several times, the latest on May 16, 2012 (as amended and restated, the “Revolving Credit Facility”), generally to extend the maturity date, increase maximum borrowings, adjust the applicable interest rates and modify certain definitions. The Revolving Credit Facility allows maximum borrowings of $20,000 with advances tied to a borrowing base and expires on the earliest to occur of (i) May 16, 2017, (ii) the date which is 45 days prior to the maturity date of the Term Loan Facility or (iii) upon the occurrence of an event of default. The Revolving Credit Facility may be increased to $30,000 upon certain conditions. The Revolving Credit Facility includes a $5,000 sublimit for the issuance of letters of credit. The borrowing base is 90% of eligible credit card receivables plus 90% of the net recovery percentage of eligible inventory less established reserves. In connection with the Revolving Credit Facility, the Company incurred deferred financing costs of $50 in May 2012 which are being amortized over the remaining term of the Revolving Credit Facility.

The Revolving Credit Facility provides for interest on borrowings, at the option of the Company, at (a) a prime rate plus a margin of (i) 0.75% if excess availability is greater than or equal to 75%, (ii) 1.0% if excess availability is less than 75% but greater than or equal to 33% or (iii) 1.25% if excess availability is less than 33% or (b) a LIBOR-based rate plus a margin of (i) 1.75% if excess availability is greater than or equal to 75%, (ii) 2.00% if excess availability is less than 75% but greater than or equal to 33% or (iii) 2.25% if excess availability is less than 33%. The Revolving Credit Facility further provides for a letter of credit fee equal to the LIBOR-based rate plus (i) 1.75% if excess availability is greater than or equal to 75%, (ii) 2.00% if excess availability is less than 75% but greater than or equal to 33% or (iii) 2.25% if excess availability is less than 33%. The Revolving Credit Facility also contains an unused credit facility fee of 0.375% per annum and is subject to a servicing fee of $12 per year.

The Revolving Credit Facility includes a covenant which requires the Company to maintain minimum excess collateral availability of no less than the greater of (i) 10% of the then effective maximum credit and (ii) $3,000.

The Revolving Credit Facility also includes customary negative and affirmative covenants including, among others, limitations on the Company’s ability to (i) incur additional debt; (ii) create liens; (iii) make certain investments, loans and advances; (iv) sell assets; (v) pay dividends or make distributions or other restricted payments; (vi) engage in mergers or consolidations; or (vii) change its business.

Additionally, the Revolving Credit Facility is subject to payment upon the receipt of certain proceeds, including those from the sale of certain assets and is subject to an increase in the interest rate on borrowings and the letter of credit fee of 2.0% upon an event of default. Amounts under the Revolving Credit Facility may become due upon certain events of default including among others, failure to comply with the Revolving Credit Facility covenants, bankruptcy, default on certain other indebtedness or a change in control.

All obligations under the Revolving Credit Facility are secured by substantially all of the Company’s assets.

As of October 27, 2012, the Company was in compliance with the covenants applicable to it under the Revolving Credit Facility. During the thirty-nine weeks ended October 27, 2012, there were no borrowings under the Revolving Credit Facility.

Note Payable

On December 10, 2010 the Company entered into a loan and security agreement (the “Note”) for $250 with a governmental authority. On May 13, 2012, a portion of the Note ($200) was converted to a grant upon the Company meeting certain non-financial conditions and the remainder of $50 was paid back in full along with interest outstanding.

(3) Line of Credit and Note Payable

On August 18, 2006, the Company entered into a Loan and Security Agreement with a bank that included a revolving line of credit with advances tied to a borrowing base. The bank has the right to reduce the borrowing base by establishing reserves. The Loan and Security Agreement has been amended and/or restated several times, the latest on November 29, 2011 (as amended and restated, the Credit Agreement), generally to extend the maturity date, increase maximum borrowings, adjust the applicable interest rates and modify certain definitions.

The Credit Agreement allows maximum borrowings of $20,000 and expires on May 31, 2013. If the Company requests and the bank agrees, the maximum borrowings of $20,000 can be increased to $30,000 in $2,500 increments upon the payment of an additional closing fee of 0.25%. The Credit Agreement provides for interest on borrowings, at the option of the Company, at a prime rate (3.25% at January 28, 2012) plus a margin of 2.0% or a LIBOR-based rate (0.27% at January 28, 2012) plus a margin of 3.0% and a letter of credit fee equal to the LIBOR-based rate plus 2.0%. The Credit Agreement also contains an unused credit facility fee of 0.375% per annum and is subject to a servicing fee of $12 per year.

The borrowing base is 90% of eligible credit card receivables, as defined, plus 85% of the net recovery percentage of eligible inventory, as defined, less established reserves. The Company is required to maintain minimum excess collateral availability, as defined, of 15% of the then effective maximum credit. The Company had approximately $20,000 available on the line of credit for borrowings at January 28, 2012 based upon the borrowing base.

The Credit Agreement is secured by all assets of the Company and contains certain nonfinancial covenants which place restrictions on certain transactions, including, among others, the level of capital expenditures, certain distributions, the sale of certain assets, the merger or consolidation of the Company, incurring certain indebtedness and liens, and changes in the Company’s business or certain officers.

Additionally, the Credit Agreement is subject to payment upon the Company’s receipt of certain proceeds, as defined, including those from the sale of certain assets, income tax refunds, and insurance or settlement proceeds, and is subject to an increase in the interest rate on borrowings and the letter of credit fee of 2% upon an event of default, as defined. Amounts under the Credit Agreement may become due upon certain events of default including among others, failure to comply with the Credit Agreement’s covenants, bankruptcy, default on certain other indebtedness, a change in control, or a material adverse change in the business, assets or prospects of the Company, as defined.

During Fiscal 2009, there were no borrowings or interest expense under the Credit Agreement. During Fiscal 2010, the maximum borrowings and weighted average interest rate under the Credit Agreement were $8,247 and 4.85%, respectively, and interest expense was $53. During Fiscal 2011, there were no borrowings or interest expense under the Credit Agreement.

The Company has incurred costs of approximately $341 in connection with the Credit Agreement and its amendments, which are included in other assets on the accompanying balance sheets. These deferred financing costs are amortized over the term of the Credit Agreement or the related amendment and have a net balance of $66 and $38 as of January 29, 2011 and January 28, 2012, respectively.

On December 10, 2010 the Company entered into a Loan and Security Agreement (the Note) for $250 with a governmental authority. The Note accrues interest at 3.25% and interest is payable monthly. The principal amount and any unpaid and accrued interest is due on April 1, 2013. The Note is collateralized by certain assets of the Company. Additionally, a portion or all of the Note is subject to conversion to a grant upon the Company meeting certain non-financial conditions, as defined.